Property, plant and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
11.	Property, plant and equipment, net

Property, plant and equipment, net as of December 31, 2017 and 2018 are as follows:

	2017	2018
	RMB	RMB

Computers and servers	150,593	175,285
Automobiles for Group uses	35,805	42,101
Automobiles for operating leases	1,267,556	417,793
Furniture and fixtures	14,101	17,904
Leasehold improvements	98,594	71,490
Less: accumulated depreciation	(270,453)	(275,186)

Net book value	1,296,196	449,387

Depreciation expenses recognized for the years ended December 31, 2016, 2017 and 2018 were RMB55.9 million, RMB185.3 million and RMB255.8 million, respectively.